CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	₪ 1	₪ 1
Ordinary shares, shares authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	3,273,999	2,786,158
Ordinary shares, shares outstanding	3,273,999	2,786,158